SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Xcel Brands, Inc. and its wholly-owned subsidiaries as of and for the years ended December 31, 2013 (the “Current Year”) and December 31, 2012 (the “Prior Year”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the Securities and Exchange Commission’s (the “SEC”) accounting rules under Regulation S-X. All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and  accrued expenses and other current liabilities, the carrying amounts approximate fair value due to the short-term maturities of these instruments.  The carrying value of the debt approximates fair value because the fixed interest rate approximates current market rate and in the instances it does not, the impact on the time value is not material. When debt interest rates are below market rates, the Company considers the discounted value of the difference of actual interest rate and its internal borrowing against the scheduled debt payments.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value

The Financial Standards Accounting Board’s (“FASB”) accounting standard codification (“ASC”) Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. We have contingent obligations that are required to be measured at fair value on a recurring basis. Our contingent obligations were measured using inputs from level 3 of the fair value hierarchy, which states:

Level 3 – unobservable inputs that reflect our assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (See Note 5, Debt) is based upon certain projected net royalty  revenues as defined in the terms and conditions of the acquisition of the Isaac Mizrahi Brand.

Receivables, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable are reported, net of allowance for doubtful accounts. Allowance for doubtful accounts are  based on the Company’s ongoing discussions with its licensees, and its evaluation of each licensee’s payment history and account aging. As of December 31, 2013 and 2012, the Company had $3,541,000 and $3,428,000 of accounts receivable, net of allowance for doubtful accounts of $39,000 and $25,000, respectively. The accounts receivable balance includes $174,000 and $699,000 of earned revenue that has been accrued but not billed as of December 31, 2013 and December 31, 2012, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Furniture, equipment and software are recorded at cost and depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Trademarks, Goodwill and Other Intangible Assets

The Company follows FASB, ASC Topic 350 “Intangibles - Goodwill and Other”. Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives of 4 to 5 years.

Under this standard, the Company annually has the option to first assess qualitatively whether it is more likely than not that there is an impairment. The Company completed its annual quantitative assessment analysis of its trademarks, other intangibles and goodwill at December 31, 2013 and determined that no further analysis or impairment charges were required.

Deferred Finance Costs [Policy Text Block]
Deferred Finance Costs

The Company incurred costs (primarily professional fees and underwriting fees) in connection with borrowings under the senior secured term loan. These costs have been deferred and are being amortized using the straight-line method over the life of the related debt.

Inventory, Policy [Policy Text Block]
Inventory

Inventories are stated at the lower of cost or market using the first in first out (“FIFO”) method. All inventories consist of finished goods and are located at the retail store location. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs, write-offs and shrinkage are charged to cost of goods sold. In the Current Year, the Company experienced shrinkage of $5,000. There were no retail operations or inventory in the Prior Year.

Contingent Obligation, Policy [Policy Text Block]
Contingent Obligations

Management analyzes and quantifies the expected contingent obligations (expected earn-out payments) over the applicable pay-out period. Management assesses no less frequently than each reporting period the status of contingent obligations and any expected changes in the fair market value of such contingent obligations. Any change in the expected obligation will result in expense or income recognized in the period in which it is determined fair value has changed. Contingent obligations have been reduced by $5.1 million and $6.3 million during the Current Year and the Prior Year, respectively, and have been recorded as gains on the reduction of contingent obligations and included in operating income in the Company’s consolidated statements of operations (see Note 5, Debt).

Income Tax, Policy [Policy Text Block]
Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 “Accounting for Income Taxes” clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company has no unrecognized tax benefits as of December 31, 2013 and December 31, 2012. The Company’s U.S. Federal, state and local income tax returns are closed prior to fiscal year 2010 and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

If applicable, the Company would recognize interest and penalties associated with tax matters as part of the income tax provision, and include accrued interest and penalties with accrued expenses in the consolidated balance sheets.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Licensing revenue is generated from licenses and is based on reported sales of licensed products bearing our trademarks, at royalty rates specified in the license agreements. These agreements are also subject to contractual minimum levels.

Design and service fees are recorded and recognized in accordance with the terms and conditions of each service contract, including the Company meeting its obligations and providing the relevant services under each contract.  Generally, we record on a straight-line basis, each base fee as stated in each service agreement for the covered period and, if applicable, we recognize additional payments received that relate to a future period as deferred revenue, until service is provided or revenue is otherwise earned.

We recognize revenue from our retail store upon sale of our products to retail consumers, net of estimated returns.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. We limit our credit risk with respect to cash by maintaining cash balances with high quality financial institutions. At times our cash and cash equivalents may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are minimal due to the limited amount of outstanding receivables and due to the nature of our royalty revenues. Generally, we do not require collateral or other security to support accounts receivables.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 “Compensation - Stock Compensation”, by recognizing the fair value of stock-based compensation as an operating expense in the Company’s consolidated statements of operations. Stock-based compensation can include stock options and restricted stock grants.

Stock Options - The fair value of the Company’s stock option awards are estimated using the Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.

Restricted Stock - Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the grant date and the date any restrictions lapse. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

The calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based compensation is amortized over the service period of the awards.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs

All costs associated with production for the Company’s advertising campaigns are expensed during the periods when the activities take place. All other advertising costs such as print and online media are expensed when the advertisement occurs. The Company incurred no advertising costs for the Current Year and Prior Year.

Lease, Policy [Policy Text Block]
Operating Leases

Total rent payments under operating leases that include scheduled payment increases and rent holidays are amortized on a straight-line basis over the term of the lease.  Landlord allowances are amortized by the straight-line method over the term of the lease as a reduction of rent expense.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

Basic earnings per share excludes dilution and is computed by dividing net income (or loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and Warrants using the treasury stock method. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, Warrants and restricted stock outstanding were exercised into common stock if the effect is anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The standard applies to all public, private, and not-for-profit organizations. The amendments in this update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company did early adopt this ASU 2012-02. The adoption of ASU No. 2012-02 did not have a material impact on the Company’s results of operations or the Company’s consolidated financial position.

In July 2013, the FASB issued ASU 2013-11, “Income Taxes.” (Topic 740): Presentation of an Unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This ASU’s objective is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. This ASU provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss (NOL) carryforward, a similar tax loss, or a tax credit carryforward exists. This ASU applies to all entities with unrecognized tax benefits that also have tax loss or tax credit carryforwards in the same tax jurisdiction as of the reporting date and is effective for periods beginning after December 31, 2013. The Company does not have unrecognized tax benefits as of December 31, 2013 and therefore the adoption of ASU No. 2013-11 is not expected to have a material impact on the Company’s results of operations or the Company’s consolidated financial position.

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.